Stock-based Compensation - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) - $ / shares		12 Months Ended
	Jun. 29, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested Shares, Beginning balance		1,850,868	1,325,868	1,325,868
Restricted stock units, Granted	20,468,400	20,468,400	525,000	0
Restricted stock units , Forfeited		(488,400)
Non-vested Shares, Ending balance		21,830,868	1,850,868	1,325,868
Weighted Average Grant-Date Fair Value, Beginning balance		$ 0.66	$ 0.63	$ 0.63
Weighted Average Grant-Date Fair Value, Granted		1.59	0.75	0.00
Weighted Average Grant-Date Fair Value, Forfeited		1.75
Weighted Average Grant-Date Fair Value, Ending balance		$ 1.51	$ 0.66	$ 0.63